Trade and Other Receivables - Trade and Other Receivables (Parenthetical) (Details) - Finance lease receivables - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Line Items]
Unearned finance income relating to current finance lease payments receivable	₩ 121,170	₩ 114,118
Unearned finance income relating to non-current finance lease payments receivable	₩ 956,968	₩ 943,316